Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Apr. 05, 2024	Oct. 09, 2024	Oct. 04, 2024
Subsequent Events [Line Items]
Forward stock split	10-for-1
Mr. Zheng [Member]
Subsequent Events [Line Items]
Preferred stock share price (in Dollars per share)		$ 0.1
Series B common stock		6,000,000
Outstanding principal amount (in Dollars)		$ 600,000
Minimum [Member]
Subsequent Events [Line Items]
Common stock share outstanding	29,156,393
Maximum [Member]
Subsequent Events [Line Items]
Common stock share outstanding	291,563,930
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock share price (in Dollars per share)			$ 0.0001
Series B Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Series B preferred stock			2,000,000
Series B Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Series B preferred stock			10,000,000
Convertible Common Stock [Member]
Subsequent Events [Line Items]
Series B common stock			100
Common Stock [Member]
Subsequent Events [Line Items]
Forward sock spilt	10